Fair Value Measurements (Details) shares in Millions, $ in Millions		6 Months Ended	12 Months Ended
	Feb. 14, 2025 USD ($) shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026 Bitcoin	Feb. 28, 2026 Bitcoin	Dec. 31, 2025 Bitcoin
Fair Value Measurements (Details) [Line Items]
Bitcoin (in Bitcoin)		271	1,606	1,094	271		1,606
Customer Rewards Liability [Member]
Fair Value Measurements (Details) [Line Items]
Forfeiture rates on trailing duration		3 years	3 years
Percentage of estimated forfeiture rate		10.00%	10.00%	10.00%
Simple Agreements for Future Equity [Member]
Fair Value Measurements (Details) [Line Items]
Conversion amount (in Dollars) | $	$ 177.6
Percentage of weighted probability	9.00%
March 2025 Investor [Member]
Fair Value Measurements (Details) [Line Items]
Bitcoin (in Bitcoin) | Bitcoin						500
Common Stock [Member] | Simple Agreements for Future Equity [Member]
Fair Value Measurements (Details) [Line Items]
Debt outstanding converted to common stock (in Shares) | shares	16.6